Accounts Receivable, Net - Summary of Accounts Receivable, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 28, 2013	Dec. 29, 2012	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Continental Cement Company, L.L.C. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade accounts receivable	$ 85,188	$ 88,637
Trade accounts receivable from unaffiliated entities			6,961	8,859
Retention receivables	15,966	13,181
Trade accounts receivable from related parties			422	1,193
Receivables from related parties	202	1,871
Accounts receivable	101,356	103,689	7,383	10,052
Less: Allowance for doubtful accounts	(2,019)	(3,391)	(30)	(128)
Accounts receivable, net	$ 99,337	$ 100,298	$ 7,353	$ 9,924